Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net [Abstract]
Raw material	$ 989	$ 1,669	$ 900
Work in process	219	79	23
Finished goods	6,718	4,805	4,859
Total inventory	$ 7,926	$ 6,553	$ 5,782